Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Jun. 28, 2022
Related Party Transaction [Line Items]
Rent expenses					$ 20,200
Increase (Decrease) in Prepaid Rent					$ 23,567
Option exercised, shares			130,000
Option exercise price, per share					$ 0.66
Chef Inspirational Foods, Inc. [Member] | Accounts Receivable [Member]
Related Party Transaction [Line Items]
Sales revenue			$ 1,258,015
Chef Inspirational Foods, Inc. [Member] | Accounts Payable and Accrued Expenses [Member]
Related Party Transaction [Line Items]
Commission expense			53,392
Chef Inspirational Foods, Inc. [Member]
Related Party Transaction [Line Items]
Minority interest rate							24.00%
Farmingdal [Member]
Related Party Transaction [Line Items]
Rent expenses	$ 65,608		$ 196,824
Lease expiration date			Nov. 30, 2031
Option to extend lease term			the option to extend the lease for two additional ten-year terms
Farmingdal [Member] | December 31, 2026 [Member]
Related Party Transaction [Line Items]
Rent expenses			$ 20,200
Farmingdal [Member] | End of Initial Lease Term [Member]
Related Party Transaction [Line Items]
Rent expenses			$ 23,567
CEO [Member]
Related Party Transaction [Line Items]
Investor relation conference expenses					$ 4,612	$ 29,503
Option exercised, shares						940,807
Warrants exercise price, per share						$ 1
Board of Directors and CFO [Member]
Related Party Transaction [Line Items]
Option exercised, shares			130,000
Option exercise price, per share	$ 1.03		$ 1.03
Shares issued in exchange			57,093
Employees [Member]
Related Party Transaction [Line Items]
Option exercised, shares				200,000
Option exercise price, per share		$ 0.81		$ 0.81
Shares issued in exchange				148,061
Anthony Morello [Member]
Related Party Transaction [Line Items]
Ownership percentage					100.00%
CEO [Member]
Related Party Transaction [Line Items]
Ownership percentage					100.00%	100.00%
Promissory Note [Member]
Related Party Transaction [Line Items]
Due to related parties					$ 3,000,000
Debt face amount	$ 3,000,000		$ 3,000,000		$ 750,000
Debt interest rate	3.50%		3.50%		3.50%
Outstanding balance including accrued interest	$ 3,089,170		$ 3,089,170		$ 3,009,917
Interest expenses	25,897		79,253		9,917
Annual principal payment	750,000		750,000
Accrued interest	89,170		89,170		9,917
WWS Inc [Member]
Related Party Transaction [Line Items]
Commission expense	12,000	$ 12,000	36,000	$ 36,000	$ 48,000	$ 48,000
T&L Creative Salads Inc. [Member] | Chef Inspirational Foods, Inc. [Member]
Related Party Transaction [Line Items]
Sales revenue	$ 5,388,611		$ 7,339,502